UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10075
                                                     ---------

                            UBS Sequoia Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2007 - June 30, 2008
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008


UBS SEQUOIA FUND, LLC - PROXY VOTING RECORDS 7/1/07 - 6/30/08

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ISSUER OF PORTFOLIO SECURITY               EXCHANGE                       SHAREHOLDER
                                           TICKER SYMBOL    CUSIP #       MEETING DATE   SUMMARY OF MATTER VOTED ON

------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                                  AIR              000361105     10/17/2007     Elect Director Norman R. Bobins
AAR Corp.                                  AIR              000361105     10/17/2007     Elect Director Gerald F. Fitzgerald, Jr
AAR Corp.                                  AIR              000361105     10/17/2007     Elect Director James E. Goodwin
AAR Corp.                                  AIR              000361105     10/17/2007     Elect Director Marc J. Walfish
AAR Corp.                                  AIR              000361105     10/17/2007     Ratify Auditors
Anaren Inc.                                ANEN             032744104      11/3/2007     Elect Director Matthew S. Robison
Anaren Inc.                                ANEN             032744104      11/3/2007     Elect Director John L. Smucker
Bebe Stores, Inc.                          BEBE             075571109     11/16/2007     Elect Director Manny Mashouf
Bebe Stores, Inc.                          BEBE             075571109     11/16/2007     Elect Director Barbara Bass
Bebe Stores, Inc.                          BEBE             075571109     11/16/2007     Elect Director Cynthia Cohen
Bebe Stores, Inc.                          BEBE             075571109     11/16/2007     Elect Director Corrado Federico
Bebe Stores, Inc.                          BEBE             075571109     11/16/2007     Elect Director Caden Wang
Bebe Stores, Inc.                          BEBE             075571109     11/16/2007     Elect Director Gregory Scott
Bebe Stores, Inc.                          BEBE             075571109     11/16/2007     Ratify Auditors
Brightpoint, Inc.                          CELL             109473405      7/30/2007     Elect Director Eliza Hermann
Brightpoint, Inc.                          CELL             109473405      7/30/2007     Elect Director V. William Hunt
Brightpoint, Inc.                          CELL             109473405      7/30/2007     Elect Director Stephen H. Simon
Brightpoint, Inc.                          CELL             109473405      7/30/2007     Issue Shares in Connection with an
                                                                                           Acquisition
Brightpoint, Inc.                          CELL             109473405      7/30/2007     Fill Vacancies Created by the Resignation
                                                                                           and Reclassify the Board of Directors
Brightpoint, Inc.                          CELL             109473405      7/30/2007     Amend Omnibus Stock Plan
Brightpoint, Inc.                          CELL             109473405      7/30/2007     Ratify Auditors
Brightpoint, Inc.                          CELL             109473405      7/30/2007     Other Business
Comtech Telecommunications Corp.           CMTL             205826209      12/6/2007     Elect Director Fred Kornberg
Comtech Telecommunications Corp.           CMTL             205826209      12/6/2007     Elect Director Edwin Kantor
Comtech Telecommunications Corp.           CMTL             205826209      12/6/2007     Elect Director Robert G. Paul
Comtech Telecommunications Corp.           CMTL             205826209      12/6/2007     Amend Bylaws
Comtech Telecommunications Corp.           CMTL             205826209      12/6/2007     Amend Omnibus Stock Plan
Comtech Telecommunications Corp.           CMTL             205826209      12/6/2007     Ratify Auditors
KHD Humboldt Wedag International Ltd.      KHD              482462108      7/27/2007     Re-elect Shuming Zhao as Class II Director
KHD Humboldt Wedag International Ltd.      KHD              482462108      7/27/2007     Re-elect Kelvin K. Yao as Class II Director
KHD Humboldt Wedag International Ltd.      KHD              482462108      7/27/2007     Ratify Deloitte & Touche LLP as Auditors
                                                                                           for the Previous Year
KHD Humboldt Wedag International Ltd.      KHD              482462108      7/27/2007     Ratify Deloitte & Touche LLP as Auditors
                                                                                           for the Ensuing Year
KHD Humboldt Wedag International Ltd.      KHD              482462108      7/27/2007     Authorize Board to Fix Remuneration of
                                                                                           Auditors for the Ensuing Year
KHD Humboldt Wedag International Ltd.      KHD              482462108      7/27/2007     Approve Arrangement Resolution:
                                                                                           Asset Spin-Off
KHD Humboldt Wedag International Ltd.      KHD              482462108      7/27/2007     Authorize the Board to Proceed 2:1 Forward
                                                                                           Stock Split
LaserCard Corporation                      LCRD             51807U101      9/21/2007     Elect Director Bernard C. Bailey
LaserCard Corporation                      LCRD             51807U101      9/21/2007     Elect Director Richard M. Haddock
LaserCard Corporation                      LCRD             51807U101      9/21/2007     Elect Director Arthur H. Hausman
LaserCard Corporation                      LCRD             51807U101      9/21/2007     Elect Director Donald E. Mattson
LaserCard Corporation                      LCRD             51807U101      9/21/2007     Elect Director Dan Maydan
LaserCard Corporation                      LCRD             51807U101      9/21/2007     Elect Director Albert J. Moyer
LaserCard Corporation                      LCRD             51807U101      9/21/2007     Elect Director Walter F. Walker
LaserCard Corporation                      LCRD             51807U101      9/21/2007     Ratify Auditors
LaserCard Corporation                      LCRD             51807U101      9/21/2007     Amend Nonqualified Employee Stock Purchase
                                                                                           Plan
Moldflow Corp.                             MFLO             608507109      11/1/2007     Elect Director Frank W. Haydu, III
Payless Shoesource, Inc.                   PSS              704379106      8/14/2007     Change Company Name
Payless Shoesource, Inc.                   PSS              704379106      8/14/2007     Adjourn Meeting
PRA International Inc                      PRAI             69353C101     12/12/2007     Approve Merger Agreement
PRA International Inc                      PRAI             69353C101     12/12/2007     Adjourn Meeting
Respironics, Inc.                          RESP             761230101     11/13/2007     Elect Director Douglas A. Cotter, Phd
Respironics, Inc.                          RESP             761230101     11/13/2007     Elect Director Gerald E. McGinnis
Respironics, Inc.                          RESP             761230101     11/13/2007     Elect Director Craig B. Reynolds
Respironics, Inc.                          RESP             761230101     11/13/2007     Elect Director Candace L. Littell
Respironics, Inc.                          RESP             761230101     11/13/2007     Ratify Auditors
Saba Software, Inc.                        SABA             784932600     11/15/2007     Elect Director Joe E. Kiani
Saba Software, Inc.                        SABA             784932600     11/15/2007     Elect Director Clifton T. Weatherford
Saba Software, Inc.                        SABA             784932600     11/15/2007     Ratify Auditors
SKILLSOFT PLC [formerly Smartforce Plc     SKIL             830928107      9/27/2007     TO RECEIVE AND CONSIDER THE CONSOLIDATED
  (frm.Cbt Group Plc)]                                                                     FINANCIAL STATEMENTS FOR THE FINANCIAL
                                                                                           YEAR ENDED JANUARY 31, 2007.
SKILLSOFT PLC [formerly Smartforce Plc     SKIL             830928107      9/27/2007     TO RE-ELECT AS A DIRECTOR MR. JAMES S.
  (frm.Cbt Group Plc)]                                                                     KRZYWICKI WHO RETIRES BY ROTATION.
SKILLSOFT PLC [formerly Smartforce Plc     SKIL             830928107      9/27/2007     TO RE-ELECT AS A DIRECTOR MR. WILLIAM F.
  (frm.Cbt Group Plc)]                                                                     MEAGHER, JR. WHO RETIRES BY ROTATION.
SKILLSOFT PLC [formerly Smartforce Plc     SKIL             830928107      9/27/2007     TO AUTHORIZE THE AUDIT COMMITTEE TO FIX THE
  (frm.Cbt Group Plc)]                                                                     REMUNERATION OF THE COMPANY S AUDITOR FOR
                                                                                           THE FISCAL YEAR ENDING JANUARY 31, 2008.
SKILLSOFT PLC [formerly Smartforce Plc     SKIL             830928107      9/27/2007     TO AMEND THE COMPANY S 2004 EMPLOYEE SHARE
  (frm.Cbt Group Plc)]                                                                     PURCHASE PLAN TO INCREASE THE TOTAL
                                                                                           NUMBER OF SHARES RESERVED FOR ISSUANCE
                                                                                           THEREUNDER BY 1,000,000 ORDINARY SHARES
                                                                                           OF E0.11 EACH.
SKILLSOFT PLC [formerly Smartforce Plc     SKIL             830928107      9/27/2007     TO AMEND THE COMPANY S 2001 OUTSIDE
  (frm.Cbt Group Plc)]                                                                     DIRECTOR OPTION PLAN, ALL AS MORE FULLY
                                                                                           DESCRIBED IN THE PROXY STATEMENT.
SKILLSOFT PLC [formerly Smartforce Plc     SKIL             830928107      9/27/2007     TO APPROVE THE PROPOSAL TO REMUNERATE EACH
  (frm.Cbt Group Plc)]                                                                     OUTSIDE DIRECTOR, EFFECTIVE NOVEMBER 1,
                                                                                           2007.
SKILLSOFT PLC [formerly Smartforce Plc     SKIL             830928107      9/27/2007     TO REDUCE THE COMPANY S SHARE CAPITAL BY
  (frm.Cbt Group Plc)]                                                                     THE CANCELLATION OF THE WHOLE AMOUNT
                                                                                           STANDING TO THE CREDIT OF THE COMPANY S
                                                                                           SHARE PREMIUM ACCOUNT AT THE DATE OF THE
                                                                                           ANNUAL GENERAL MEETING.
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Elect Director Robert T. Clarkson
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Elect Director Thomas W. Steipp
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Elect Director Alfred Boschulte
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Elect Director James A. Chiddix
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Elect Director Elizabeth A. Fetter
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Elect Director Robert J. Stanzione
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Elect Director Robert M. Neumeister Jr
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Elect Director Dr. Richard W. Oliver
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Elect Director Richard N. Snyder
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Ratify Auditors
Symmetricom, Inc.                          SYMM             871543104     11/16/2007     Other Business
SYNERON MEDICAL LTD                        ELOS             M87245102      11/7/2007     Ratify Auditors
SYNERON MEDICAL LTD                        ELOS             M87245102      11/7/2007     RE-ELECTION OF DR. SHIMON ECKHOUSE, AS A
                                                                                           CLASS III DIRECTOR WHOSE CURRENT TERM
                                                                                           EXPIRES AT THE MEETING.
SYNERON MEDICAL LTD                        ELOS             M87245102      11/7/2007     RE-ELECTION OF DR. MICHAEL ANGHEL AND MR.
                                                                                           DAN SUESSKIND AS EXTERNAL DIRECTORS OF
                                                                                           THE COMPANY WHOSE CURRENT TERM EXPIRES IN
                                                                                           NOVEMBER 2007.
SYNERON MEDICAL LTD                        ELOS             M87245102      11/7/2007     APPROVAL OF NON-EXECUTIVE AND EXTERNAL
                                                                                           DIRECTOR COMPENSATION AND OPTION GRANTS.
SYNERON MEDICAL LTD                        ELOS             M87245102      11/7/2007     APPROVAL AND RATIFICATION OF THE TERMS OF
                                                                                           THE AMENDED EMPLOYMENT AGREEMENT WITH MR.
                                                                                           DAVID SCHLACHET, A DIRECTOR OF THE
                                                                                           COMPANY.
SYNERON MEDICAL LTD                        ELOS             M87245102      11/7/2007     APPROVAL AND RATIFICATION OF THE PURCHASE
                                                                                           OF D&O INSURANCE COVERAGE.
SYNERON MEDICAL LTD                        ELOS             M87245102      11/7/2007     AMENDMENT OF THE COMPANY S ARTICLES OF
                                                                                           ASSOCIATION TO ALLOW INDEMNIFICATION TO
                                                                                           THE FULLEST EXTENT ALLOWED BY THE THIRD
                                                                                           AMENDMENT TO THE COMPANIES LAW AND TO
                                                                                           AUTHORIZE THE COMPANY TO ENTER INTO
                                                                                           AMENDED AND RESTATED UNDERTAKINGS WITH
                                                                                           THE COMPANY S OFFICE H
The Stride Rite Corp.                      SRR              863314100      8/16/2007     Approve Merger Agreement
The Stride Rite Corp.                      SRR              863314100      8/16/2007     Adjourn Meeting
Thermage, Inc                              THRM             88343R101      7/11/2007     Elect Director Marti Morfitt
Thermage, Inc                              THRM             88343R101      7/11/2007     Elect Director Stephen J. Fanning
Thermage, Inc                              THRM             88343R101      7/11/2007     Elect Director Harold L. Covert
Thermage, Inc                              THRM             88343R101      7/11/2007     Elect Director Cathy L. McCarthy
Thermage, Inc                              THRM             88343R101      7/11/2007     Ratify Auditors
Trinity Biotech Plc                        TRIB             896438306      10/1/2007     THAT THE DIRECTORS ARE AUTHORIZED TO DELIST
                                                                                           FROM THE IRISH STOCK EXCHANGE.
Trinity Biotech Plc                        TRIB             896438306      10/1/2007     THAT IN CONNECTION WITH ANY FUTURE
                                                                                           FINANCING THE DIRECTORS ARE AUTHORIZED TO
                                                                                           ISSUE UP TO THE REMAINING UNISSUED
                                                                                           AUTHORIZED SHARE CAPITAL OF THE COMPANY
                                                                                           AT THAT TIME.
Trinity Biotech Plc                        TRIB             896438306      10/1/2007     THAT PRE-EMPTION RIGHTS SHALL NOT APPLY TO
                                                                                           ANY A ORDINARY SHARES ISSUED IN
                                                                                           ACCORDANCE WITH RESOLUTION 2.
Trinity Biotech Plc                        TRIB             896438306      10/1/2007     THAT THE AUTHORIZED SHARE CAPITAL OF THE
                                                                                           COMPANY BE INCREASED TO 200,000,000 A
                                                                                           ORDINARY SHARES.
Tuesday Morning Corp.                      TUES             899035505      11/7/2007     Elect Director Benjamin D. Chereskin
Tuesday Morning Corp.                      TUES             899035505      11/7/2007     Elect Director Kathleen Mason
Tuesday Morning Corp.                      TUES             899035505      11/7/2007     Elect Director William J. Hunckler, III
Tuesday Morning Corp.                      TUES             899035505      11/7/2007     Elect Director Robin P. Selati
Tuesday Morning Corp.                      TUES             899035505      11/7/2007     Elect Director Henry F. Frigon
Tuesday Morning Corp.                      TUES             899035505      11/7/2007     Elect Director Bruce A. Quinnell
Tuesday Morning Corp.                      TUES             899035505      11/7/2007     Amend Omnibus Stock Plan
Tuesday Morning Corp.                      TUES             899035505      11/7/2007     Amend Omnibus Stock Plan
Tuesday Morning Corp.                      TUES             899035505      11/7/2007     Ratify Auditors
Uranium Resources, Inc.                    URRE             916901507      7/12/2007     Elect Director Paul K. Willmott
Uranium Resources, Inc.                    URRE             916901507      7/12/2007     Elect Director David N. Clark
Uranium Resources, Inc.                    URRE             916901507      7/12/2007     Elect Director George R. Ireland
Uranium Resources, Inc.                    URRE             916901507      7/12/2007     Elect Director Leland O. Erdahl
Uranium Resources, Inc.                    URRE             916901507      7/12/2007     Elect Director Terence J. Cryan
Uranium Resources, Inc.                    URRE             916901507      7/12/2007     Approve Restricted Stock Plan
Uranium Resources, Inc.                    URRE             916901507      7/12/2007     Amend Non-Employee Director Stock Option
                                                                                           Plan
Uranium Resources, Inc.                    URRE             916901507      7/12/2007     Ratify Auditors
Uranium Resources, Inc.                    URRE             916901507      7/12/2007     Other Business
ViaSat, Inc.                               VSAT             92552V100      10/3/2007     Elect Director B. Allen Lay
ViaSat, Inc.                               VSAT             92552V100      10/3/2007     Elect Director Dr. Jeffrey M. Nash



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                                           FUND'S VOTE FOR OR
                                           AGAINST PROPOSAL, OR
                                           ABSTAIN; FOR OR
WHO PROPOSED MATTER:   WHETHER FUND CAST   WITHHOLD REGARDING     WHETHER VOTE WAS FOR
ISSUER / SHAREHOLDER   VOTE ON MATTER      ELECTION OF            OR AGAINST MANAGEMENT
                                           DIRECTORS
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
Mgmt                   Yes                 For                    For
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Mgmt                   Yes                 Against                Against
Mgmt                   Yes                 For                    For
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

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                UBS Sequoia Fund, L.L.C.
          ----------------------------------------------------------------------



By (Signature and Title)* /s/ Stephen Roussin
                         -------------------------------------------------------
                          Stephen Roussin, Principal Executive Officer




Date     August 27, 2008
    ----------------------------------------------------------------------------





*Print the name and title of each signing officer under his or her signature.